Summary of Significant Accounting Policies - Additional Information (Details)			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 26, 2016 USD ($) $ / shares shares	Jun. 16, 2016	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 20, 2016 USD ($) shares
Significant Accounting Policies [Line Items]
Cost of product revenue				$ 37,408,000	$ 26,889,000	$ 37,360,000	$ 29,003,000
Research and development expense				17,782,000	12,488,000	17,579,000	14,287,000
Sales and marketing expense				15,902,000	10,151,000	14,579,000	10,825,000
General and administrative expense				8,214,000	5,089,000	7,087,000	6,115,000
Net income (loss)				$ (1,776,000)	82,000	$ 900,000	$ 297,000
Common stock, shares issued | shares				18,780,000		4,382,000	3,727,000
Aggregate net proceeds from issuance of stock	$ 68,500,000
Outstanding shares of redeemable convertible preferred stock converted into common stock | shares								8,522,837
Warrants automatically converted into common stock | shares								56,409
Carrying value of warrants				$ 0
Reverse split of common stock				On June 16, 2016, our board of directors and stockholders approved an amendment to our certificate of incorporation to effect a reverse split of shares of our authorized, issued and outstanding common stock and redeemable convertible preferred stock at a 1-for-12 ratio.
Reverse stock split ratio		0.0833
Net cumulative effect adjustment for early adoption of share-based payment guidance to account for forfeitures as they occur			$ 215,000
Inventory write-downs included in cost of revenue						$ 191,000	$ 538,000
Revenue from the sale of inventory previously written down				$ 78,302,000	$ 55,165,000	77,389,000	58,970,000
Impairment charge for goodwill				$ 0		$ 0	$ 0
Foreign currency transactions, description				Gains and losses resulting from the remeasurement of assets and liabilities, as well as, foreign currency transaction gains and losses occurring as a result of the effect of exchange rate changes on transactions denominated in currencies other than U.S. dollars are included in other income (expense), net in the period of exchange.
Dividends paid on common stock				$ 0
Expected dividend yield				0.00%	0.00%	0.00%	0.00%
Capitalized deferred offering costs	$ 3,400,000					$ 637,000
Inventory previously written down
Significant Accounting Policies [Line Items]
Revenue from the sale of inventory previously written down						$ 492,000	$ 0
Minimum
Significant Accounting Policies [Line Items]
Identifiable intangible assets amortized over their estimated useful lives				4 years
Support services revenue recognition period				1 year
Product warranty coverage period				90 days
Maximum
Significant Accounting Policies [Line Items]
Identifiable intangible assets amortized over their estimated useful lives				8 years
Support services revenue recognition period				3 years
Product warranty coverage period				1 year
Series 2 Redeemable Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Outstanding shares of redeemable convertible preferred stock converted into common stock | shares						1
Reverse stock split ratio						0.80
Stock fair market value | $ / shares						$ 19.20	$ 21.48
Stock exercise price | $ / shares				$ 9.318
Volatility rate				50.00%
Warrants outstanding | shares				0
Series 2 Redeemable Convertible Preferred Stock | Minimum
Significant Accounting Policies [Line Items]
Remaining contractual life of warrants				1 year
Risk-free interest rate				0.60%
Series 2 Redeemable Convertible Preferred Stock | Maximum
Significant Accounting Policies [Line Items]
Remaining contractual life of warrants				7 years
Risk-free interest rate				2.10%
Common Stock
Significant Accounting Policies [Line Items]
Carrying value of redeemable convertible preferred stock								$ 106,100,000
Warrants outstanding | shares						25,000
Additional Paid-in Capital
Significant Accounting Policies [Line Items]
Carrying value of warrants								$ 505,000
Net cumulative effect adjustment for early adoption of share-based payment guidance to account for forfeitures as they occur				$ 215,000
IPO
Significant Accounting Policies [Line Items]
Initial public offering closing date				Jul. 26, 2016
Common stock, share offering price | $ / shares	$ 14.00
Underwriters option
Significant Accounting Policies [Line Items]
Common stock, shares issued | shares	720,000
Reclassifications
Significant Accounting Policies [Line Items]
Cost of product revenue					$ 72,000	$ 128,000	$ 89,000
Research and development expense					324,000	574,000	398,000
Sales and marketing expense					134,000	236,000	163,000
General and administrative expense					(530,000)	(938,000)	(650,000)
Net income (loss)					$ 0	$ 0	$ 0